BUSINESS ACQUISITIONS	12 Months Ended
Dec. 30, 2018
Business Combinations1 [Abstract]
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS:

Fiscal 2018 Acquisitions:

There were no significant business acquisitions during fiscal 2018.

Fiscal 2017 Acquisitions:

American Apparel
On February 8, 2017, the Company acquired the American Apparel® brand and certain assets from American Apparel, LLC, ("American Apparel"), which filed for Chapter 11 bankruptcy protection on November 14, 2016. The acquisition was effected through a court supervised auction during which Gildan emerged as the successful bidder with a final cash bid of $88.0 million. The Company also acquired inventory from American Apparel for approximately $10.5 million. The total consideration transferred for this acquisition was therefore $98.5 million (of which $91.9 million was paid in fiscal 2017 and $6.6 million was paid in the fourth quarter of fiscal 2016). The acquisition was financed by the utilization of the Company's long-term bank credit facilities. The American Apparel® brand is a highly recognized brand among consumers and within the North American imprintables channel and is a strong complementary addition to Gildan’s growing brand portfolio. The acquisition provides the opportunity to grow American Apparel® sales by leveraging the Company’s extensive imprintable distribution networks in North America and internationally to drive further share in the fashion basics category of these markets. Goodwill recorded in connection with this acquisition is fully deductible for tax purposes. Goodwill is primarily attributable to expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets.

Other
On July 17, 2017, the Company acquired substantially all of the assets of a ring-spun yarn manufacturer with two facilities located in Columbus, Georgia for cash consideration of $13.5 million, including a balance due of $1.3 million to be paid within eighteen months of closing. The transaction also resulted in the effective settlement of $1.2 million of trade accounts payable owed by Gildan to the manufacturer prior to the acquisition. Goodwill recorded in connection with this acquisition is fully deductible for tax purposes. Goodwill is attributable primarily to the assembled workforce and was not recorded separately since it did not meet the recognition criteria for identifiable intangible assets.

On April 4, 2017, the Company acquired a 100% interest in an Australian based activewear distributor for cash consideration of $5.7 million. The transaction also resulted in the effective settlement of $2.9 million of trade accounts receivable due to Gildan prior to the acquisition.

The Company accounted for its acquisitions using the acquisition method in accordance with IFRS 3, Business Combinations. The Company determined the fair value of the assets acquired based on management's best estimate of their fair values and taking into account all relevant information available at that time.

The following table summarizes the amounts recognized for the assets acquired and liabilities assumed at the date of acquisition for the fiscal 2017 acquisitions:
5. BUSINESS ACQUISITIONS (continued):

	American Apparel	Other	Total
Assets acquired:
Trade accounts receivable	$—	$1,893	$1,893
Income taxes receivable	—	235	235
Inventories	11,052	7,235	18,287
Prepaid expenses, deposits and other current assets	—	4,100	4,100
Property, plant and equipment	1,527	3,011	4,538
Intangible assets (1)	67,400	2,958	70,358
	79,979	19,432	99,411
Liabilities assumed:
Accounts payable and accrued liabilities	—	(3,822)	(3,822)

Goodwill	18,562	5,525	24,087
Net assets acquired at fair value	$98,541	$21,135	$119,676
Cash consideration paid at closing, net of cash acquired	98,541	18,069	116,610
Settlement of pre-existing relationships	—	1,766	1,766
Balance due	—	1,300	1,300
	$98,541	$21,135	$119,676
(1) The intangible assets acquired relating to American Apparel are comprised of trademarks in the amount of $51.4 million which are not being amortized as they are considered to be indefinite life intangible assets, and customer relationships in the amount of $16.0 million which are being amortized on a straight line basis over their estimated useful lives of ten years. The intangible assets acquired relating to other acquisitions is comprised of customer relationships in the amount $3.0 million which are being amortized on a straight line basis over their estimated useful lives of fifteen years.